Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income before income taxes were as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
United States	$162,023	$250,421	$386,023
Foreign	131,205	51,563	28,303
Total income before income taxes	$293,228	$301,984	$414,326

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Current:
Federal	$130,665	$62,838	$65,586
State	19,831	13,362	15,478
Foreign	17,389	10,076	17,276
Total current income tax expense	167,885	86,276	98,340
Deferred:
Federal	(45,596)	(24,970)	(4,913)
State	(6,286)	3,020	(2,621)
Foreign	10,147	5,304	(7,593)
Total deferred income tax benefit	(41,735)	(16,646)	(15,127)
Total provision for income taxes	$126,150	$69,630	$83,213

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s statutory income tax expense to effective income tax provision is as follows:

	Year Ended December 31,
	2023	2022	2021

	(in percentages)
Federal statutory income tax rate	21.0%	21.0%	21.0%
State tax, net of federal benefit	3.3	2.0	2.6
Permanent differences	0.6	(0.4)	(0.3)
Foreign-derived intangible income	(0.5)	—	(1.6)
Research and development credits, net	(2.0)	(3.0)	(1.3)
Tax uncertainties	—	0.4	—
Deferred tax adjustments	—	(0.2)	0.4
Excess tax benefits from share-based compensation	(0.1)	(0.2)	(1.3)
Change in valuation allowance	(0.2)	2.6	—
Foreign rate differential	1.0	(0.3)	(0.3)
Withholding taxes	9.9	1.0	—
Limitation on executive compensation	7.0	—	—
Non-deductible transaction costs	2.9	—	—
Other tax rate items	0.1	0.2	0.9
Total	43.0%	23.1%	20.1%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022

	(in thousands)
Deferred tax assets:
Accrued expenses and reserves	$40,105	$33,778
Operating lease liabilities	13,973	15,401
Share-based compensation	2,000	2,215
Net operating loss carryforwards	465	6,587
Capitalized research and development expenditures	65,528	37,180
Other	8,442	7,463
Gross deferred tax assets	130,513	102,624
Valuation allowance	(7,358)	(7,903)
Total deferred tax assets, net of valuation allowance	$123,155	$94,721
Deferred tax liabilities:
Goodwill and intangible assets	(126,063)	(128,713)
Property and equipment, net	(1,848)	(3,887)
Derivative financial instruments	—	(4,367)
Right-of-use assets	(11,732)	(12,439)
Total deferred tax liabilities	(139,643)	(149,406)
Net deferred tax liabilities	$(16,488)	$(54,685)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Positions

(in thousands)
Balance - January 1, 2021	$2,999
Additions related to current year tax positions	12
Statue of limitations release	(903)
Balance - December 31, 2021	$2,108
Additions related to current year tax positions	982
Statue of limitations release	(673)
Balance - December 31, 2022	$2,417
Additions related to current year tax positions	277
Statue of limitations release	(570)
Settlements	(1,319)
Balance - December 31, 2023	$805